Concentrations	12 Months Ended
Dec. 31, 2020
Risks and Uncertainties [Abstract]
CONCENTRATIONS
20.	CONCENTRATIONS

Major Customers

For the year ended December 31, 2020, two customers accounted for approximately 84% and 7%, respectively, of the Company’s revenues. For the year ended December 31, 2019, two customers accounted for approximately 21% and 15%, respectively, of the Company’s revenues. For the year ended December 31, 2018, two customers accounted for approximately 16% and 13%, respectively, of the Company’s revenues.

Major Suppliers

For the year ended December 31, 2020 and 2019, one supplier accounted for 100% of the Company’s purchases. For the year ended December 31, 2018, two suppliers accounted for approximately 31% and 17%, respectively, of the Company’s purchases.

Disaggregation of Revenue from Contracts with Customers

The following represents the revenues by products, all derived from China:

	For the years ended December 31,
	2020	2019	2018
Sale of medical equipment
Abdominal CPR Compression	$301,549	$58,750	$221,414
Mobile Medicine (sleep apnea diagnostic products)	21,776	153,644	120,930
OSAS service (analysis and detection)	35,211	171,064	217,042
Total Revenues	$358,536	$383,458	$559,386